Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of inventories [abstract]
Summary of Inventories
As of June 30, 2026 and December 31, 2025, inventories were as follows:

	June 30,		December 31,
	2026		2025
Refined and petrochemicals products	Ps.	60,730,085	Ps.	52,481,991
Products in transit	36,495,078		12,326,412
Crude oil	25,159,128		24,655,124
Materials and products in stock	6,727,370		6,558,991
Gas and condensate products	106,684		124,657
Materials in transit	71,892		2,753,785
Total	Ps.	129,290,237	Ps.	98,900,960